Long-Term Debt, $18.0 Million Term Loan Facility (Details)		12 Months Ended
	Jun. 26, 2023 USD ($)	Dec. 31, 2023 USD ($) Installment Tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 07, 2023 USD ($)	Apr. 27, 2021 USD ($)
Long-Term Debt [Abstract]
Repayment of principal		$ 7,992,800	$ 3,050,000	$ 1,700,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 18,000,000	$ 18,000,000		$ 18,000,000	$ 18,000,000
Prepayment of long-term debt	$ 6,000,000
Number of tranches drawn | Tranche		2
Term of loan		4 years
Number of payment installments | Installment		16
Frequency of periodic payment		quarterly
Balloon installment payable at maturity		$ 6,500,000
Repayment of principal		2,000,000
$18.0 Million Term Loan Facility [Member] | Installments 1 to 4 [Member]
Long-Term Debt [Abstract]
Installment payment		850,000
$18.0 Million Term Loan Facility [Member] | Installments 5 to 16 [Member]
Long-Term Debt [Abstract]
Installment payment		$ 675,000